Investments in joint ventures	9 Months Ended
Sep. 30, 2021
Investments in joint ventures
Investments in joint ventures

7. Investments in joint ventures

	As of
	September 30,	December 31,
(in thousands of U.S. dollars)	2021	2020
Accumulated earnings of joint ventures	$30,086	$9,690

The Partnership has a 50% interest in each of SRV Joint Gas Ltd. (owner of the Neptune) and SRV Joint Gas Two Ltd. (owner of the Cape Ann). The following table presents the summarized financial information for 100% of the combined joint ventures on an aggregated basis.

	Three months ended		Nine months ended
	September 30,		September 30,
(in thousands of U.S. dollars)	2021	2020	2021	2020
Time charter revenues	$19,937	$19,899	$58,211	$60,275
Other income	1,732	1,892	4,946	6,847
Total revenues	21,669	21,791	63,157	67,122
Operating expenses	(3,864)	(3,913)	(11,215)	(15,535)
Depreciation and amortization	(5,132)	(5,135)	(15,400)	(15,411)
Operating income	12,673	12,743	36,542	36,176
Unrealized gain (loss) on derivative instruments	4,573	4,452	19,987	(14,527)
Other financial expense, net	(5,288)	(5,801)	(16,197)	(17,706)
Income (loss) before tax	11,958	11,394	40,332	3,943
Income tax expense	—	—	—	—
Net income (loss)	$11,958	$11,394	$40,332	$3,943
Share of joint ventures owned	50%	50%	50%	50%
Share of joint ventures net income (loss) before eliminations	5,979	5,697	20,166	1,971
Eliminations	77	77	231	231
Equity in earnings (losses) of joint ventures	$6,056	$5,774	$20,397	$2,202

	As of
	September 30,	December 31,
(in thousands of U.S. dollars)	2021	2020
Cash and cash equivalents	$24,408	$13,455
Restricted cash	36,241	21,264
Other current assets	639	178
Total current assets	61,288	34,897
Restricted cash	6	14,656
Vessels, net of accumulated depreciation	483,994	499,318
Total long-term assets	484,000	513,974
Current portion of long-term debt	353,245	199,030
Amounts and loans due to owners and affiliates	10,999	7,278
Derivative instruments	13,889	14,687
Refund liabilities	1,636	1,040
Other current liabilities	8,555	8,811
Total current liabilities	388,324	230,846
Long-term debt	—	176,385
Loans due to owners and affiliates	—	1,737
Derivative instruments	50,429	69,618
Other long-term liabilities	31,959	36,040
Total long-term liabilities	82,388	283,780
Net assets (liabilities)	$74,576	$34,245
Share of joint ventures owned	50%	50%
Share of joint ventures net assets (liabilities) before eliminations	37,288	17,123
Eliminations	(7,202)	(7,433)
Accumulated earnings (losses) of joint ventures	$30,086	$9,690